Significant Accounting Policies - Deferred Offering Costs and Income Taxes (Details) - USD ($)		3 Months Ended	9 Months Ended			12 Months Ended
	Sep. 30, 2020	Sep. 30, 2020	Sep. 30, 2020	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Jan. 24, 2020
Offering Costs
Offering costs			$ 653,000
Income Taxes
Income tax expense			(100,000)		$ 0	$ 0
Flying Eagle Acquisition Corp [Member]
Offering Costs
Offering costs	$ 38,688,692			$ 649,398
Underwriters discounts				37,950,000
Deferred discount	24,150,000	$ 24,150,000	24,150,000	24,150,000
Professional, printing, filing, regulatory and other costs incurred				738,692
Deferred offering costs							$ 35,000
Income Taxes
Unrecognized tax benefits	0	0	0	0			0
Amounts accrued for the payment of interest and penalties	$ 0	0	$ 0	0			$ 0
Income tax expense		$ 11,617		$ 65,470